Non-trading securities - Additional information (Detail) - Insurance subsidiary [Member] ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017 JPY (¥)	Sep. 30, 2016 JPY (¥)	Sep. 30, 2017 JPY (¥)	Sep. 30, 2016 JPY (¥)	Mar. 31, 2017
Non-trading debt securities [Line Items]
Non-trading securities disposed	¥ 8,683	¥ 21,156	¥ 14,398	¥ 34,986
Non-trading securities realized gains	274	2,435	393	3,353
Non-trading securities realized losses	365	727	365	1,064
Total proceeds received from disposals	¥ 8,592	22,864	¥ 14,426	37,275
Total number of non-trading securities that are in an unrealized loss positions	38		38		41
Other-than-temporary impairment losses recognized for non-trading equity securities	¥ 19	271	¥ 19	872
Credit loss component of other-than-temporary impairment losses recognized for non-trading debt securities		¥ 24	¥ 29	¥ 210